Operating Lease	6 Months Ended
Jun. 30, 2021
Lessee Operating Lease [Abstract]
OPERATING LEASE

Note 10 - OPERATING LEASE

The Company occupies its facilities of AGM Beijing under operating leases since 2021. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

Upon adoption of ASC842, the right-of-use assets recognized at transaction was reduced by the carrying amount of the sublease liability in the total amount of $99,041 as a transition adjustment. As of June 30, 2021, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of $53,625 and $25,624, and the corresponding net operating lease right-of-use assets of $79,249.

Supplemental information related to operating leases for the six months ended June 30, 2021:

For the Six Months Ended June 30, 2021

Weighted-average remaining lease term of operating leases	1.6 years

Weighted-average discount rate of operating leases	5.22%

The following table summarizes the maturity of our operating lease liabilities as of June 30, 2021:

Operating Leases
Remainder of Year of 2021	$26,016
Year of 2022	56,368
Year of 2023	-
Year of 2024	-
Year of 2025	-
Thereafter	-
Total lease payments	$82,384
Less: imputed interest	3,135
Present value of operating lease liabilities	79,249
Less: current obligation	53,625
Long-term obligation on June 30, 2021	$25,624